Defined benefit plans (Detail 11) - Swiss defined benefit plans - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Plan Assets At Fair Value By Plan [Line Items]
Fair value	$ 35,135	$ 19,333
Derivative financial instruments, net of collateral	(50)	(19)
Bank accounts at UBS Group AG
Plan Assets At Fair Value By Plan [Line Items]
Fair value	782	69
UBS Group AG debt instruments
Plan Assets At Fair Value By Plan [Line Items]
Fair value	137	116
UBS Group AG shares
Plan Assets At Fair Value By Plan [Line Items]
Fair value	42	26
Securities lent to UBS Group AG
Plan Assets At Fair Value By Plan [Line Items]
Fair value	609	467
Property occupied by UBS Group AG
Plan Assets At Fair Value By Plan [Line Items]
Fair value	41	61
Derivative financial instruments, counterparty UBS Group AG
Plan Assets At Fair Value By Plan [Line Items]
Fair value	$ (83)	$ 302